Employee compensation and benefits - Future benefit payments (Details) - Dec. 31, 2016 £ in Billions, $ in Billions	USD ($)	GBP (£)
Employee Compensation And Benefits [Abstract]
Estimated assets needed to secure all future pension payments	$ 49	£ 37